Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 76,414	$ 0
Restricted cash (Note 2)	350	15,026
Trade accounts receivable, net of allowance for doubtful receivables of $48 and $11 at December 31, 2015 and 2016, respectively	7,528	10,059
Due from related parties (Note 4)	6,674	20,637
Assets held for sale (Note 7)	0	216,026
Above-market acquired time charter contracts (Note 8)	1,500	0
Prepayments and advances	1,158	2,305
Other current assets (Note 5)	4,546	5,014
Total current assets	98,170	269,067
FIXED ASSETS, NET:
Vessels, net (Note 7)	95,550	96,428
Total fixed assets, net	95,550	96,428
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Note 10)	0	91,410
Restricted cash, non current (Note 2)	10	0
Goodwill (Note 2c and 8)	0	7,002
Financial instruments (Note 12)	0	411
Above-market acquired time charter contracts (Note 8)	0	11,007
Other non-current assets (Note 9)	0	727
Total other non-current assets	10	110,557
Total assets	193,730	476,052
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 11)	16,811	217,549
Liabilities held for sale (Note 7)	0	104,366
Accounts payable and other current liabilities	1,179	2,613
Accrued liabilities (Note 4)	3,709	4,955
Due to related parties (Note 4)	5,033	21,828
Deferred revenue	607	725
Financial instruments (Note 12)	0	2,604
Total current liabilities	27,339	354,640
NON-CURRENT LIABILITIES
Due to related parties, non-current portion (Note 4 and 11)	116,617	0
Total non-current liabilities	116,617	0
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 13)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2015 and 2016; 59,014 shares (472,109 before the 1-for-8 reverse stock split) and 4,617,142 shares (36,937,133 before the 1-for-8 reverse stock split ) issued and outstanding at December 31, 2015 and 2016, respectively (Note 13)	46	1
Treasury stock; $0.01 par value; 3,009 shares (24,078 shares before the 1-for-8 reverse stock split) at December 31, 2015 and 2016 (Note 13)	0	0
Additional paid-in capital (Note 13)	3,360,078	3,225,147
Accumulated other comprehensive income (Note 16)	0	233
Accumulated deficit	(3,310,350)	(3,103,969)
Total equity	49,774	121,412
Total liabilities and stockholders' equity	$ 193,730	$ 476,052